Annual Total Returns (Equity Income Portfolio - Investor Shares Annuity) (Equity Income Portfolio, Equity Income Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2013
Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Annual Total Return
2013	30.04%
2012	13.40%
2011	10.27%
2010	14.71%
2009	16.77%
2008	(30.91%)
2007	4.53%
2006	20.70%
2005	4.14%
2004	13.32%